Prepaids and other assets	12 Months Ended
Dec. 31, 2025
Disclosure Of Trade And Other Expenses Explanatory [Abstract]
Prepaids and other assets

9. Prepaids and other assets
The Company's receivables and prepaids were comprised of the following:

	December 31, 2025	December 31, 2024
Prepaid insurance	$2,620	$660
Other prepaid expenses	3,779	1,820
Prepaid income tax	—	208
Other receivables	1,289	733
	$7,688	$3,421